UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: July 1, 2022 - June 30, 2023

Parabla Innovation ETF Proxy Vote Records
Baidu, Inc.
Security		056752108	Meeting Type		Annual
Ticker Symbol		BIDU	Meeting Date		27-Jun-23
Record Date		23-May-23
Item		Proposal	Type	Vote	Management Recommendation
Special Resolution
1
THAT the Company's Fourth Amended and Restated Memorandum of Association and Articles of Association be amended and restated by their deletion in their entirety and by the substitution in their place of the Fifth Amended and Restated Memorandum of Association and Articles of Association in the form as set out in the Notice of the Annual General Meeting of the Company (the "Amended M&AA") for the purposes of, among others, (i) bringing the Amended M&AA in line with applicable amendments made to Appendix 3 to the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited; and (ii) making other consequential and housekeeping changes in conjunction with the proposed adoption of the Amended M&AA.
			Management	Abstain	N/A

Shopify Inc.
Security		82509L107, 82509L206	Meeting Type		Annual
Ticker Symbol		SHOP	Meeting Date		27-Jun-23
Record Date		16-May-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	Tobias Lütke		For	For
	1.02	Robert Ashe		For	For
	1.03	Gail Goodman		For	For
	1.04	Colleen Johnston		For	For
	1.05	Jeremy Levine		For	For
	1.06	Toby Shannan		For	For
	1.07	Fidji Simo		For	For
	1.08	Bret Taylor		For	For
2	Resolution approving the re-appointment of PricewaterhouseCoopers LLP as auditors of Shopify Inc. and authorizing the Board of Directors to fix their remuneration.		Management	For	For
3	Non-binding advisory resolution that the shareholders accept Shopify Inc.'s approach to executive compensation as disclosed in the Management Information Circular for the Meeting.		Management	For	For

NIO INC
Security		62914V106	Meeting Type		Annual
Ticker Symbol		NIO	Meeting Date		26-Jun-23
Record Date		25-May-23
Item		Proposal	Type	Vote	Management Recommendation
1	To re-elect Mr. Hai Wu as an independent director of the Company.		Management	For	For
2
To re-appoint PricewaterhouseCoopers Zhong Tian LLP as the auditor of the Company to hold office until the conclusion of the next annual general meeting of the Company and to authorize the Board to fix their remuneration for the year ending December 31, 2023.
			Management	For	For

Okta, Inc.
Security		679295105	Meeting Type		Annual
Ticker Symbol		OKTA	Meeting Date		22-Jun-23
Record Date		26-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	To elect three Class III directors to serve until the 2026 Annual Meeting of Stockholders or until their successors are duly elected and qualified:		Management		For
	1.01	Shellye Archambeau		For	For
	1.02	Robert L. Dixon, Jr.		For	For
	1.03	Benjamin Horowitz		For	For
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2024.		Management	For	For
3	To approve, on an advisory non-binding basis, the compensation of our named executive officers.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Joby Aviation, Inc.
Security		G65163100	Meeting Type		Annual
Ticker Symbol		JOBY	Meeting Date		22-Jun-23
Record Date		24-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors for a term expiring in 2026:		Management		For
	1.01	Halimah DeLaine Prado		For	For
	1.02	Paul Sciarra		For	For
	1.03	Laura Wright		For	For
2	Ratify the appointment of Deloitte & Touche LLP as Joby's independent registered public accounting firm for fiscal year 2023.		Management	For	For
3	Approval, in a non-binding advisory vote, of the compensation of Joby's named executive officers.		Management	For	For
4	Advisory vote on the frequency of the advisory vote on the compensation of Joby's named executive officers.		Management	1 Year	1 Year
The transaction of such other business as may properly come before the meeting.

Veeva Systems Inc.
Security		922475108	Meeting Type		Annual
Ticker Symbol		VEEV	Meeting Date		21-Jun-23
Record Date		26-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	To elect the following to serve as directors until the annual meeting to be held in 2024 or until their successors are duly elected and qualified:		Management		For
	1.01	Tim Cabral		For	For
	1.02	Mark Carges		For	For
	1.03	Peter P. Gassner		For	For
	1.04	Mary Lynne Hedley		For	For
	1.05	Priscilla Hung		For	For
	1.06	Tina Hunt		For	For
	1.07	Marshall Mohr		For	For
	1.08	Gordon Ritter		For	For
	1.09	Paul Sekhri		For	For
	1.10	Matthew J. Wallach		For	For
2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2024.		Management	For	For
3
To approve an amendment and restatement of our Certificate of Incorporation to eliminate inoperative provisions and update certain other miscellaneous provisions, to take effect on or after October 15, 2023.
			Management	For	For
4	To vote on a shareholder proposal to require shareholder approval for certain advance notice bylaw amendments, if properly presented at the meeting.		Shareholder	Abstain	Against
The transaction of such other business as may properly come before the meeting.

Rivian Automotive, Inc.
Security		76954A103	Meeting Type		Annual
Ticker Symbol		RIVN	Meeting Date		21-Jun-23
Record Date		24-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Class II Directors to serve until the 2026 Annual Meeting of Stockholders:		Management		For
	1.01	Karen Boone		For	For
	1.02	Rose Marcario		For	For
2	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	For	For
3	Approval, on an advisory (non-binding) basis, of the comppensation of our named executive officers.		Management	For	For
4	Stockholder proposal requesting the adoption of a human rights policy.		Shareholder	Against	Against
The transaction of such other business as may properly come before the meeting.

CrowdStrike Holdings, Inc.
Security		22788C105	Meeting Type		Annual
Ticker Symbol		CRWD	Meeting Date		21-Jun-23
Record Date		28-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	To elect CrowdStrike's nominees Johanna Flower, Denis J. O?Leary and Godfrey R. Sullivan to the Board of Directors to hold office until the 2026 Annual Meeting of Stockholders.		Management		For
	1.01	Johanna Flower		For	For
	1.02	Denis J. O'Leary		For	For
	1.03	Godfrey R. Sullivan		For	For
2	To ratify the selection of PricewaterhouseCoopers LLP as CrowdStrike's independent registered public accounting firm for its fiscal year ending January 31, 2024.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Nasdaq, Inc.
Security		631103108	Meeting Type		Annual
Ticker Symbol		NDAQ	Meeting Date		21-Jun-23
Record Date		24-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of 11 Directors		Management		For
	1.01	Melissa M. Arnoldi		For	For
	1.02	Charlene T. Begley		For	For
	1.03	Steven D. Black		For	For
	1.04	Adena T. Friedman		For	For
	1.05	Essa Kazim		For	For
	1.06	Thomas A. Kloet		For	For
	1.07	Michael R. Splinter		For	For
	1.08	Johan Torgeby		For	For
	1.09	Toni Townes-Whitley		For	For
	1.10	Jeffery W. Yabuki		For	For
	1.11	Alfred W. Zollar		For	For
2	Advisory vote to approve the Company's executive compensation as presented in the Proxy Statement		Management	For	For
3	Advisory vote on the frequency of future advisory votes on executive compensation		Management	1 Year	1 Year
4	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023		Management	For	For
5	A Shareholder Proposal entitled "Independent Board Chairman"		Shareholder	Abstain	Against
The transaction of such other business as may properly come before the meeting.

Robinhood Markets, Inc.
Security		770700102	Meeting Type		Annual
Ticker Symbol		HOOD	Meeting Date		20-Jun-23
Record Date		21-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Class II Directors		Management		For
	1.01	Frances Frei		For	For
	1.02	Meyer Malka		For	For
2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023		Management	For	For
Such other business as may properly come before the annual meeting and any adjournments or postponement thereof.

T-Mobile US, Inc.
Security		872590104	Meeting Type		Annual
Ticker Symbol		TMUS	Meeting Date		16-Jun-23
Record Date		17-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	André Almeida		For	For
	1.02	Marcelo Claure		For	For
	1.03	Srikant M. Datar		For	For
	1.04	Srinivasan Gopalan		For	For
	1.05	Timotheus Höttges		For	For
	1.06	Christian P. Illek		For	For
	1.07	Raphael Kübler		For	For
	1.08	Thorsten Langheim		For	For
	1.09	Dominique Leroy		For	For
	1.10	Letitia A. Long		For	For
	1.11	G. Michael Sievert		For	For
	1.12	Teresa A. Taylor		For	For
	1.13	Kelvin R. Westbrook		For	For
2	Ratification of the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for Fiscal Year 2023.		Management	For	For
3	Advisory Vote to Approve the Compensation Provided to the Company's Named Executive Officers for 2022.		Management	For	For
4	Advisory Vote on the Frequency of Future Advisory Votes to Approve the Compensation Provided to the Company's Named Executive Officers.		Management	1 Year	3 Years
5	Approval of T-Mobile US, Inc. 2023 Incentive Award Plan.		Management	For	For
6	Approval of T-Mobile US, Inc. Amended and Restated 2014 Employee Stock Purchase Plan.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Coinbase Global, Inc.
Security		19260Q107	Meeting Type		Annual
Ticker Symbol		COIN	Meeting Date		16-Jun-23
Record Date		18-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	Frederick Ernest Ehrsam III		For	For
	1.02	Kathryn Haun		For	For
	1.03	Kelly A. Kramer		For	For
	1.04	Tobias Lütke		For	For
	1.05	Gokul Rajaram		For	For
	1.06	Fred Wilson		For	For
2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2023.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Rumble Inc.
Security		78137L105	Meeting Type		Annual
Ticker Symbol		RUM	Meeting Date		16-Jun-23
Record Date		21-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	Christopher Pavlovski		For	For
	1.02	Paul Cappuccio		For	For
	1.03	Ryan Milnes		For	For
	1.04	Robert Arsov		For	For
	1.05	Nancy Armstrong		For	For
	1.06	Ethan Fallang		For	For
2	Ratify the appointment of MNP LLP as our independent auditors for the fiscal year ending December 31, 2023		Management	For	For
Transact such other business as may properly come before the meeting or any adjournment or postponement thereof.

Zoom Video Communications, Inc.
Security		98980L101	Meeting Type		Annual
Ticker Symbol		ZM	Meeting Date		15-Jun-23
Record Date		17-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of three Class I directors to serve until our 2026 Annual Meeting of Stockholders and until their successors are duly elected and qualified.		Management		For
	1.01	Eric S. Yuan		For	For
	1.02	Peter Gassner		For	For
	1.03	Lieut. Gen. H.R. McMaster		For	For
2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2024.		Management	For	For
3	Approve, on an advisory non-binding basis, the compensation of our named executive officers as disclosed in our proxy statement.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Lyft, Inc.
Security		55087P104	Meeting Type		Annual
Ticker Symbol		LYFT	Meeting Date		15-Jun-23
Record Date		21-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	Logan Green		For	For
	1.02	David Risher		For	For
	1.03	Dave Stephenson		For	For
2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2023		Management	For	For
3	To approve, on an advisory basis, the compensation of our named executive officers		Management	For	For
The transaction of such other business as may properly come before the meeting.

SoFi Technologies, Inc.
Security		83406F102	Meeting Type		Annual
Ticker Symbol		SOFI	Meeting Date		14-Jun-23
Record Date		18-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	Ahmed Al-Hammadi		For	For
	1.02	Ruzwana Bashir		For	For
	1.03	Michael Bingle		For	For
	1.04	Richard Costolo		For	For
	1.05	Steven Freiberg		For	For
	1.06	John Hele		For	For
	1.07	Tom Hutton		For	For
	1.08	Clara Liang		For	For
	1.09	Anthony Noto		For	For
	1.10	Harvey Schwartz		For	For
	1.11	Magdalena Yesil		For	For
2	To approve, on a non-binding advisory basis, the compensation of the Company's named executive officers.		Management	For	For
3
To ratify the selection of Deloitte & Touche LLP by the Audit Committee of the Board of Directors as the independent registered public accounting firm of the Company for its year ending December 31, 2023.
			Management	For	For
4	To approve an Amendment to the Company's Certificate of Incorporation to give the Board of Directors discretionary authority to effect a reverse stock split.		Management	For	For

Rocket Lab USA, Inc.
Security		773122106	Meeting Type		Annual
Ticker Symbol		RKLB	Meeting Date		14-Jun-23
Record Date		19-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Class II Directors to be elected for terms expiring in 2026		Management		For
	1.01	Edward Frank		For	For
	1.02	Michael Griffin		For	For
	1.03	Matt Ocko		For	For
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	For	For
3	To approve, on a non-binding advisory basis, the frequency of future stockholder advisory votes on the compensation of our named executive officers.		Management	1 Year	1 Year
4	To approve, on a non-binding advisory basis, the compensation of our named executive officers disclosed in the accompanying proxy statement.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Clear Secure, Inc.
Security		18467V109	Meeting Type		Annual
Ticker Symbol		YOU	Meeting Date		14-Jun-23
Record Date		17-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of the following nominees as directors:		Management		For
	1.01	Caryn Seidman-Becker		For	For
	1.02	Kenneth Cornick		For	For
	1.03	Michael Z. Barkin		For	For
	1.04	Jeffery H. Boyd		For	For
	1.05	Tomago Collins		For	For
	1.06	Shawn Henry		For	For
	1.07	Kathryn Hollister		For	For
	1.08	Adam Wiener		For	For
2	Ratification of the appointment of our independent registered public accounting firm.		Management	For	For
3	Approval of, on an advisory basis, the compensation of our named executive officers.		Management	For	For
4	An advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.		Management	1 Year	1 Year
The transaction of such other business as may properly come before the meeting.

Block, Inc.
Security		852234103	Meeting Type		Annual
Ticker Symbol		AQ	Meeting Date		13-Jun-23
Record Date		20-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	To elect four Class II directors until our 2026 Annual Meeting of Stockholders and until their successors are duly elected and qualified.		Management		For
	1.01	Roelof Botha		For	For
	1.02	Amy Brooks		For	For
	1.03	Shawn Carter		For	For
	1.04	James McKelvey		For	For
2	To approve, on an advisory basis, the compensation of our named executive officers.		Management	For	For
3	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2023.		Management	For	For
4	Stockholder Proposal regarding our diversity and inclusion disclosure submitted by one of our stockholders, if properly presented at the Annual Meeting.		Shareholder	For	Against
The transaction of such other business as may properly come before the meeting.

MP Materials Corp.
Security		553368101	Meeting Type		Annual
Ticker Symbol		MP	Meeting Date		13-Jun-23
Record Date		18-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of 2 Directors Named in the Proxy Statement.		Management		For
	1.01	Arnold W. Donald		For	For
	1.02	Randall J. Weisenburger		For	For
2	Advisory vote to approve compensation paid the the Company' s named executive officers.		Management	For	For
3	The ratification of the appointment of KPMG LLP as the Company?s independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Toast, Inc.
Security		888787108	Meeting Type		Annual
Ticker Symbol		TOST	Meeting Date		8-Jun-23
Record Date		12-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Class II Directors		Management		For
	1.01	Kent Bennett		For	For
	1.02	Susan Chapman-Hughes		For	For
	1.03	Mark Hawkins		For	For
2	Ratification of Appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.		Management	For	For
3	To approve, on an advisory (non-binding) basis, the compensation of our named executive officers.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Unity Software Inc.
Security		91332U101	Meeting Type		Annual
Ticker Symbol		U	Meeting Date		7-Jun-23
Record Date		12-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1
To elect each of the Board's three nominees for director named in the accompanying proxy statement, to serve as a Class III member of the Board of Directors until the 2026 Annual Meeting of Stockholders and until their successors are elected and qualified, subject to their earlier death, resignation or removal.
			Management		For
	1.01	Tomer Bar-Zeev		For	For
	1.02	Mary Schmidt Campbell		For	For
	1.03	Keisha Smith-Jeremie		For	For
2	To ratify the selection by the Audit Committee of the Board of Directors of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.		Management	For	For
3	To approve, on an advisory basis, the compensation of the Company's named executive officers, as disclosed in the proxy statement.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Palantir Technologies Inc.
Security		69608A108	Meeting Type		Annual
Ticker Symbol		PLTR	Meeting Date		6-Jun-23
Record Date		12-Apr-23
Item		Proposal	Type	Vote	Management Recommendation
1	Election of Directors		Management		For
	1.01	Alexander Karp		For	For
	1.02	Stephen Cohen		For	For
	1.03	Peter Thiel		For	For
	1.04	Alexander Moore		For	For
	1.05	Alexandra Schiff		For	For
	1.06	Lauren Friedman Stat		For	For
	1.07	Eric Woersching		For	For
2	Ratification of the appointment of Ernst & Young LLP as Palantir's independent registered public accounting firm for 2023.		Management	For	For
3	Advisory vote to approve named executive officer compensation.		Management	For	For
The transaction of such other business as may properly come before the meeting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

By:	Katherine M. Honey President and Principal Executive Officer

Date:	August 16, 2023